Accrued Expenses And Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Summary of Accrued Liabilities And Other Liabilities Current

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Accrued outsourcing expenses	385,305	376,073	54,526
Accrued transportation and logistic expenses	43,759	78,155	11,331
VAT and other tax payable	30,081	94,409	13,688
Deposit from suppliers	29,437	31,775	4,607
Interest payable	14,749	14,732	2,136
Accrued advertising expenses	43,916	13,360	1,937
Accrued professional fees	5,988	41,546	6,024
Accrued utilities and other expenses	100,026	160,913	23,330
Total.	653,261	810,963	117,579